Mar. 14, 2016
FVIT American Funds Managed Risk Portfolio
FVIT American Funds Managed Risk Portfolio

FVIT Portfolios

FVIT American Funds® Managed Risk Portfolio

FVIT Balanced Managed Risk Portfolio

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT Franklin Dividend and Income Managed Risk Portfolio

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT Growth Managed Risk Portfolio

FVIT Moderate Growth Managed Risk Portfolio

FVIT PIMCO Tactical Allocation Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT Wellington Research Managed Risk Portfolio (formerly FVIT WMC Research Managed Risk Portfolio)

Class II Shares

(each a “Portfolio” and together the “Portfolios”)

(each a series of Forethought Variable Insurance Trust)

Supplement dated March 14, 2016 to the

Prospectus dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015

and

Statement of Additional Information (“SAI”) dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015

_____________________________________________________________________________

1.	Effective April 29, 2016, the Portfolios will be renamed as follows:

Name Prior to April 29, 2016	Name Effective April 29, 2016
FVIT American Funds® Managed Risk Portfolio	Global Atlantic American Funds® Managed Risk Portfolio
FVIT Balanced Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio
FVIT BlackRock Global Allocation Managed Risk Portfolio	Global Atlantic BlackRock Global Allocation Managed Risk Portfolio
FVIT Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
FVIT Goldman Sachs Dynamic Trends Allocation Portfolio	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
FVIT Growth Managed Risk Portfolio	Global Atlantic Growth Managed Risk Portfolio
FVIT Moderate Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio
FVIT PIMCO Tactical Allocation Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio
FVIT Select Advisor Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio
FVIT Wellington Research Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio

The Portfolios’ investment objectives, policies and strategies will remain unchanged.

2.	Effective on or about March 30, 2016 Forethought Investment Advisors, LLC (the “Adviser”) will be renamed Global Atlantic Investment Advisors, LLC.

Accordingly, all references to the Portfolios and the Adviser in the Prospectus and SAI are replaced with the new names on the effective dates above.

On or about April 29, 2016, shareholders will receive a revised and updated prospectus that includes the new series name, as well as updated financial information and other changes.

FVIT BlackRock Global Allocation Managed Risk Portfolio
FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT Portfolios

FVIT American Funds® Managed Risk Portfolio

FVIT Balanced Managed Risk Portfolio

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT Franklin Dividend and Income Managed Risk Portfolio

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT Growth Managed Risk Portfolio

FVIT Moderate Growth Managed Risk Portfolio

FVIT PIMCO Tactical Allocation Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT Wellington Research Managed Risk Portfolio (formerly FVIT WMC Research Managed Risk Portfolio)

Class II Shares

(each a “Portfolio” and together the “Portfolios”)

(each a series of Forethought Variable Insurance Trust)

Supplement dated March 14, 2016 to the

Prospectus dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015

and

Statement of Additional Information (“SAI”) dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015

_____________________________________________________________________________

1.	Effective April 29, 2016, the Portfolios will be renamed as follows:

Name Prior to April 29, 2016	Name Effective April 29, 2016
FVIT American Funds® Managed Risk Portfolio	Global Atlantic American Funds® Managed Risk Portfolio
FVIT Balanced Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio
FVIT BlackRock Global Allocation Managed Risk Portfolio	Global Atlantic BlackRock Global Allocation Managed Risk Portfolio
FVIT Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
FVIT Goldman Sachs Dynamic Trends Allocation Portfolio	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
FVIT Growth Managed Risk Portfolio	Global Atlantic Growth Managed Risk Portfolio
FVIT Moderate Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio
FVIT PIMCO Tactical Allocation Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio
FVIT Select Advisor Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio
FVIT Wellington Research Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio

The Portfolios’ investment objectives, policies and strategies will remain unchanged.

2.	Effective on or about March 30, 2016 Forethought Investment Advisors, LLC (the “Adviser”) will be renamed Global Atlantic Investment Advisors, LLC.

Accordingly, all references to the Portfolios and the Adviser in the Prospectus and SAI are replaced with the new names on the effective dates above.

On or about April 29, 2016, shareholders will receive a revised and updated prospectus that includes the new series name, as well as updated financial information and other changes.

FVIT Wellington Research Managed Risk Portfolio
FVIT Wellington Research Managed Risk Portfolio

FVIT Portfolios

FVIT American Funds® Managed Risk Portfolio

FVIT Balanced Managed Risk Portfolio

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT Franklin Dividend and Income Managed Risk Portfolio

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT Growth Managed Risk Portfolio

FVIT Moderate Growth Managed Risk Portfolio

FVIT PIMCO Tactical Allocation Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT Wellington Research Managed Risk Portfolio (formerly FVIT WMC Research Managed Risk Portfolio)

Class II Shares

(each a “Portfolio” and together the “Portfolios”)

(each a series of Forethought Variable Insurance Trust)

Supplement dated March 14, 2016 to the

Prospectus dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015

and

Statement of Additional Information (“SAI”) dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015

_____________________________________________________________________________

1.	Effective April 29, 2016, the Portfolios will be renamed as follows:

Name Prior to April 29, 2016	Name Effective April 29, 2016
FVIT American Funds® Managed Risk Portfolio	Global Atlantic American Funds® Managed Risk Portfolio
FVIT Balanced Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio
FVIT BlackRock Global Allocation Managed Risk Portfolio	Global Atlantic BlackRock Global Allocation Managed Risk Portfolio
FVIT Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
FVIT Goldman Sachs Dynamic Trends Allocation Portfolio	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
FVIT Growth Managed Risk Portfolio	Global Atlantic Growth Managed Risk Portfolio
FVIT Moderate Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio
FVIT PIMCO Tactical Allocation Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio
FVIT Select Advisor Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio
FVIT Wellington Research Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio

The Portfolios’ investment objectives, policies and strategies will remain unchanged.

2.	Effective on or about March 30, 2016 Forethought Investment Advisors, LLC (the “Adviser”) will be renamed Global Atlantic Investment Advisors, LLC.

Accordingly, all references to the Portfolios and the Adviser in the Prospectus and SAI are replaced with the new names on the effective dates above.

On or about April 29, 2016, shareholders will receive a revised and updated prospectus that includes the new series name, as well as updated financial information and other changes.

FVIT Balanced Managed Risk Portfolio
FVIT Balanced Managed Risk Portfolio

FVIT Portfolios

FVIT American Funds® Managed Risk Portfolio

FVIT Balanced Managed Risk Portfolio

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT Franklin Dividend and Income Managed Risk Portfolio

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT Growth Managed Risk Portfolio

FVIT Moderate Growth Managed Risk Portfolio

FVIT PIMCO Tactical Allocation Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT Wellington Research Managed Risk Portfolio (formerly FVIT WMC Research Managed Risk Portfolio)

Class II Shares

(each a “Portfolio” and together the “Portfolios”)

(each a series of Forethought Variable Insurance Trust)

Supplement dated March 14, 2016 to the

Prospectus dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015

and

Statement of Additional Information (“SAI”) dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015

_____________________________________________________________________________

1.	Effective April 29, 2016, the Portfolios will be renamed as follows:

Name Prior to April 29, 2016	Name Effective April 29, 2016
FVIT American Funds® Managed Risk Portfolio	Global Atlantic American Funds® Managed Risk Portfolio
FVIT Balanced Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio
FVIT BlackRock Global Allocation Managed Risk Portfolio	Global Atlantic BlackRock Global Allocation Managed Risk Portfolio
FVIT Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
FVIT Goldman Sachs Dynamic Trends Allocation Portfolio	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
FVIT Growth Managed Risk Portfolio	Global Atlantic Growth Managed Risk Portfolio
FVIT Moderate Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio
FVIT PIMCO Tactical Allocation Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio
FVIT Select Advisor Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio
FVIT Wellington Research Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio

The Portfolios’ investment objectives, policies and strategies will remain unchanged.

2.	Effective on or about March 30, 2016 Forethought Investment Advisors, LLC (the “Adviser”) will be renamed Global Atlantic Investment Advisors, LLC.

Accordingly, all references to the Portfolios and the Adviser in the Prospectus and SAI are replaced with the new names on the effective dates above.

On or about April 29, 2016, shareholders will receive a revised and updated prospectus that includes the new series name, as well as updated financial information and other changes.

FVIT Select Advisor Managed Risk Portfolio
FVIT Select Advisor Managed Risk Portfolio

FVIT Portfolios

FVIT American Funds® Managed Risk Portfolio

FVIT Balanced Managed Risk Portfolio

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT Franklin Dividend and Income Managed Risk Portfolio

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT Growth Managed Risk Portfolio

FVIT Moderate Growth Managed Risk Portfolio

FVIT PIMCO Tactical Allocation Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT Wellington Research Managed Risk Portfolio (formerly FVIT WMC Research Managed Risk Portfolio)

Class II Shares

(each a “Portfolio” and together the “Portfolios”)

(each a series of Forethought Variable Insurance Trust)

Supplement dated March 14, 2016 to the

Prospectus dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015

and

Statement of Additional Information (“SAI”) dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015

_____________________________________________________________________________

1.	Effective April 29, 2016, the Portfolios will be renamed as follows:

Name Prior to April 29, 2016	Name Effective April 29, 2016
FVIT American Funds® Managed Risk Portfolio	Global Atlantic American Funds® Managed Risk Portfolio
FVIT Balanced Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio
FVIT BlackRock Global Allocation Managed Risk Portfolio	Global Atlantic BlackRock Global Allocation Managed Risk Portfolio
FVIT Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
FVIT Goldman Sachs Dynamic Trends Allocation Portfolio	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
FVIT Growth Managed Risk Portfolio	Global Atlantic Growth Managed Risk Portfolio
FVIT Moderate Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio
FVIT PIMCO Tactical Allocation Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio
FVIT Select Advisor Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio
FVIT Wellington Research Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio

The Portfolios’ investment objectives, policies and strategies will remain unchanged.

2.	Effective on or about March 30, 2016 Forethought Investment Advisors, LLC (the “Adviser”) will be renamed Global Atlantic Investment Advisors, LLC.

Accordingly, all references to the Portfolios and the Adviser in the Prospectus and SAI are replaced with the new names on the effective dates above.

On or about April 29, 2016, shareholders will receive a revised and updated prospectus that includes the new series name, as well as updated financial information and other changes.

FVIT Franklin Dividend and Income Managed Risk Portfolio
FVIT Franklin Dividend and Income Managed Risk Portfolio

FVIT Portfolios

FVIT American Funds® Managed Risk Portfolio

FVIT Balanced Managed Risk Portfolio

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT Franklin Dividend and Income Managed Risk Portfolio

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT Growth Managed Risk Portfolio

FVIT Moderate Growth Managed Risk Portfolio

FVIT PIMCO Tactical Allocation Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT Wellington Research Managed Risk Portfolio (formerly FVIT WMC Research Managed Risk Portfolio)

Class II Shares

(each a “Portfolio” and together the “Portfolios”)

(each a series of Forethought Variable Insurance Trust)

Supplement dated March 14, 2016 to the

Prospectus dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015

and

Statement of Additional Information (“SAI”) dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015

_____________________________________________________________________________

1.	Effective April 29, 2016, the Portfolios will be renamed as follows:

Name Prior to April 29, 2016	Name Effective April 29, 2016
FVIT American Funds® Managed Risk Portfolio	Global Atlantic American Funds® Managed Risk Portfolio
FVIT Balanced Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio
FVIT BlackRock Global Allocation Managed Risk Portfolio	Global Atlantic BlackRock Global Allocation Managed Risk Portfolio
FVIT Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
FVIT Goldman Sachs Dynamic Trends Allocation Portfolio	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
FVIT Growth Managed Risk Portfolio	Global Atlantic Growth Managed Risk Portfolio
FVIT Moderate Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio
FVIT PIMCO Tactical Allocation Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio
FVIT Select Advisor Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio
FVIT Wellington Research Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio

The Portfolios’ investment objectives, policies and strategies will remain unchanged.

2.	Effective on or about March 30, 2016 Forethought Investment Advisors, LLC (the “Adviser”) will be renamed Global Atlantic Investment Advisors, LLC.

Accordingly, all references to the Portfolios and the Adviser in the Prospectus and SAI are replaced with the new names on the effective dates above.

On or about April 29, 2016, shareholders will receive a revised and updated prospectus that includes the new series name, as well as updated financial information and other changes.

FVIT Moderate Growth Managed Risk Portfolio
FVIT Moderate Growth Managed Risk Portfolio

FVIT Portfolios

FVIT American Funds® Managed Risk Portfolio

FVIT Balanced Managed Risk Portfolio

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT Franklin Dividend and Income Managed Risk Portfolio

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT Growth Managed Risk Portfolio

FVIT Moderate Growth Managed Risk Portfolio

FVIT PIMCO Tactical Allocation Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT Wellington Research Managed Risk Portfolio (formerly FVIT WMC Research Managed Risk Portfolio)

Class II Shares

(each a “Portfolio” and together the “Portfolios”)

(each a series of Forethought Variable Insurance Trust)

Supplement dated March 14, 2016 to the

Prospectus dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015

and

Statement of Additional Information (“SAI”) dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015

_____________________________________________________________________________

1.	Effective April 29, 2016, the Portfolios will be renamed as follows:

Name Prior to April 29, 2016	Name Effective April 29, 2016
FVIT American Funds® Managed Risk Portfolio	Global Atlantic American Funds® Managed Risk Portfolio
FVIT Balanced Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio
FVIT BlackRock Global Allocation Managed Risk Portfolio	Global Atlantic BlackRock Global Allocation Managed Risk Portfolio
FVIT Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
FVIT Goldman Sachs Dynamic Trends Allocation Portfolio	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
FVIT Growth Managed Risk Portfolio	Global Atlantic Growth Managed Risk Portfolio
FVIT Moderate Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio
FVIT PIMCO Tactical Allocation Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio
FVIT Select Advisor Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio
FVIT Wellington Research Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio

The Portfolios’ investment objectives, policies and strategies will remain unchanged.

2.	Effective on or about March 30, 2016 Forethought Investment Advisors, LLC (the “Adviser”) will be renamed Global Atlantic Investment Advisors, LLC.

Accordingly, all references to the Portfolios and the Adviser in the Prospectus and SAI are replaced with the new names on the effective dates above.

On or about April 29, 2016, shareholders will receive a revised and updated prospectus that includes the new series name, as well as updated financial information and other changes.

FVIT Growth Managed Risk Portfolio
FVIT Growth Managed Risk Portfolio

FVIT Portfolios

FVIT American Funds® Managed Risk Portfolio

FVIT Balanced Managed Risk Portfolio

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT Franklin Dividend and Income Managed Risk Portfolio

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT Growth Managed Risk Portfolio

FVIT Moderate Growth Managed Risk Portfolio

FVIT PIMCO Tactical Allocation Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT Wellington Research Managed Risk Portfolio (formerly FVIT WMC Research Managed Risk Portfolio)

Class II Shares

(each a “Portfolio” and together the “Portfolios”)

(each a series of Forethought Variable Insurance Trust)

Supplement dated March 14, 2016 to the

Prospectus dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015

and

Statement of Additional Information (“SAI”) dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015

_____________________________________________________________________________

1.	Effective April 29, 2016, the Portfolios will be renamed as follows:

Name Prior to April 29, 2016	Name Effective April 29, 2016
FVIT American Funds® Managed Risk Portfolio	Global Atlantic American Funds® Managed Risk Portfolio
FVIT Balanced Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio
FVIT BlackRock Global Allocation Managed Risk Portfolio	Global Atlantic BlackRock Global Allocation Managed Risk Portfolio
FVIT Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
FVIT Goldman Sachs Dynamic Trends Allocation Portfolio	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
FVIT Growth Managed Risk Portfolio	Global Atlantic Growth Managed Risk Portfolio
FVIT Moderate Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio
FVIT PIMCO Tactical Allocation Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio
FVIT Select Advisor Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio
FVIT Wellington Research Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio

The Portfolios’ investment objectives, policies and strategies will remain unchanged.

2.	Effective on or about March 30, 2016 Forethought Investment Advisors, LLC (the “Adviser”) will be renamed Global Atlantic Investment Advisors, LLC.

Accordingly, all references to the Portfolios and the Adviser in the Prospectus and SAI are replaced with the new names on the effective dates above.

On or about April 29, 2016, shareholders will receive a revised and updated prospectus that includes the new series name, as well as updated financial information and other changes.

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio
FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT Portfolios

FVIT American Funds® Managed Risk Portfolio

FVIT Balanced Managed Risk Portfolio

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT Franklin Dividend and Income Managed Risk Portfolio

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT Growth Managed Risk Portfolio

FVIT Moderate Growth Managed Risk Portfolio

FVIT PIMCO Tactical Allocation Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT Wellington Research Managed Risk Portfolio (formerly FVIT WMC Research Managed Risk Portfolio)

Class II Shares

(each a “Portfolio” and together the “Portfolios”)

(each a series of Forethought Variable Insurance Trust)

Supplement dated March 14, 2016 to the

Prospectus dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015

and

Statement of Additional Information (“SAI”) dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015

_____________________________________________________________________________

1.	Effective April 29, 2016, the Portfolios will be renamed as follows:

Name Prior to April 29, 2016	Name Effective April 29, 2016
FVIT American Funds® Managed Risk Portfolio	Global Atlantic American Funds® Managed Risk Portfolio
FVIT Balanced Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio
FVIT BlackRock Global Allocation Managed Risk Portfolio	Global Atlantic BlackRock Global Allocation Managed Risk Portfolio
FVIT Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
FVIT Goldman Sachs Dynamic Trends Allocation Portfolio	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
FVIT Growth Managed Risk Portfolio	Global Atlantic Growth Managed Risk Portfolio
FVIT Moderate Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio
FVIT PIMCO Tactical Allocation Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio
FVIT Select Advisor Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio
FVIT Wellington Research Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio

The Portfolios’ investment objectives, policies and strategies will remain unchanged.

2.	Effective on or about March 30, 2016 Forethought Investment Advisors, LLC (the “Adviser”) will be renamed Global Atlantic Investment Advisors, LLC.

Accordingly, all references to the Portfolios and the Adviser in the Prospectus and SAI are replaced with the new names on the effective dates above.

On or about April 29, 2016, shareholders will receive a revised and updated prospectus that includes the new series name, as well as updated financial information and other changes.

FVIT PIMCO Tactical Allocation Portfolio
FVIT PIMCO Tactical Allocation Portfolio

FVIT Portfolios

FVIT American Funds® Managed Risk Portfolio

FVIT Balanced Managed Risk Portfolio

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT Franklin Dividend and Income Managed Risk Portfolio

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT Growth Managed Risk Portfolio

FVIT Moderate Growth Managed Risk Portfolio

FVIT PIMCO Tactical Allocation Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT Wellington Research Managed Risk Portfolio (formerly FVIT WMC Research Managed Risk Portfolio)

Class II Shares

(each a “Portfolio” and together the “Portfolios”)

(each a series of Forethought Variable Insurance Trust)

Supplement dated March 14, 2016 to the

Prospectus dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015

and

Statement of Additional Information (“SAI”) dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015

_____________________________________________________________________________

1.	Effective April 29, 2016, the Portfolios will be renamed as follows:

Name Prior to April 29, 2016	Name Effective April 29, 2016
FVIT American Funds® Managed Risk Portfolio	Global Atlantic American Funds® Managed Risk Portfolio
FVIT Balanced Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio
FVIT BlackRock Global Allocation Managed Risk Portfolio	Global Atlantic BlackRock Global Allocation Managed Risk Portfolio
FVIT Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
FVIT Goldman Sachs Dynamic Trends Allocation Portfolio	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
FVIT Growth Managed Risk Portfolio	Global Atlantic Growth Managed Risk Portfolio
FVIT Moderate Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio
FVIT PIMCO Tactical Allocation Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio
FVIT Select Advisor Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio
FVIT Wellington Research Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio

The Portfolios’ investment objectives, policies and strategies will remain unchanged.

2.	Effective on or about March 30, 2016 Forethought Investment Advisors, LLC (the “Adviser”) will be renamed Global Atlantic Investment Advisors, LLC.

Accordingly, all references to the Portfolios and the Adviser in the Prospectus and SAI are replaced with the new names on the effective dates above.

On or about April 29, 2016, shareholders will receive a revised and updated prospectus that includes the new series name, as well as updated financial information and other changes.